BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 83.1%	Shares	Value
Communications - 5.0%
Internet Media & Services - 4.3%
Alphabet, Inc. - Class A	16,704	$6,353,200
Alphabet, Inc. - Class C	13,449	5,062,607
		11,415,807
Telecommunications - 0.7%
Lumen Technologies, Inc. (a)	27,274	299,741
SoftBank Group Corporation - ADR	36,408	861,049
Verizon Communications, Inc.	17,949	858,142
		2,018,932
Consumer Discretionary - 5.3%
Apparel & Textile Products - 0.4%
adidas AG - ADR	3,302	320,954
CIE Financiere Richemont S.A. - ADR	31,513	677,530
		998,484
Automotive - 1.5%
Autoliv, Inc.	1,452	184,578
BorgWarner, Inc.	5,337	383,303
General Motors Company	4,090	340,452
Tesla, Inc. (a)	6,939	3,023,947
		3,932,280
E-Commerce Discretionary - 2.6%
Amazon.com, Inc. (a)	25,884	7,005,246

Leisure Facilities & Services - 0.2%
Madison Square Garden Sports Corporation (a)	580	217,088
Starbucks Corporation	4,539	450,087
		667,175
Retail - Discretionary - 0.5%
Fast Retailing Company Ltd. - ADR	14,254	739,925
Industria de Diseno Textil S.A. - ADR	39,716	617,187
		1,357,112
Wholesale - Discretionary - 0.1%
OPENLANE, Inc. (a)	3,908	148,895

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Consumer Staples - 3.2%
Beverages - 0.8%
Anheuser-Busch InBev S.A./N.V. - ADR	7,950	$635,921
Coca-Cola Company (The)	16,032	1,266,688
PepsiCo, Inc.	1,794	258,677
		2,161,286
Food - 0.2%
Nestlé S.A. - ADR	5,940	602,554

Household Products - 0.1%
Colgate-Palmolive Company	2,035	183,414

Retail - Consumer Staples - 1.4%
Casey’s General Stores, Inc.	989	758,701
Costco Wholesale Corporation	1,138	1,088,292
Five Below, Inc. (a)	1,663	378,100
PriceSmart, Inc.	749	127,323
Target Corporation	1,318	167,478
Walmart, Inc.	11,188	1,295,011
		3,814,905
Tobacco & Cannabis - 0.6%
Altria Group, Inc.	6,343	441,346
British American Tobacco plc - ADR	10,038	620,248
Philip Morris International, Inc.	3,370	597,770
		1,659,364
Wholesale - Consumer Staples - 0.1%
Chefs’ Warehouse, Inc. (The) (a)	1,772	135,629

Energy - 4.0%
Oil & Gas Producers - 3.2%
Antero Midstream Corporation	7,463	156,424
BP plc - ADR	14,084	589,697
Chevron Corporation	7,586	1,384,141
ConocoPhillips	4,469	509,377
DT Midstream, Inc.	2,566	359,189
Enbridge, Inc.	10,569	578,547
Equinor ASA - ADR	15,976	574,976

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Energy - 4.0% (Continued)
Oil & Gas Producers - 3.2% (Continued)
Exxon Mobil Corporation	17,903	$2,600,590
HF Sinclair Corporation	4,239	296,264
Par Pacific Holdings, Inc. (a)	3,218	180,723
Shell plc - ADR	6,966	585,980
TotalEnergies SE	7,788	680,048
		8,495,956
Oil & Gas Services & Equipment - 0.5%
Archrock, Inc.	3,860	129,271
TechnipFMC plc	16,769	1,147,335
		1,276,606
Renewable Energy - 0.3%
EnerSys	1,396	318,246
Vestas Wind Systems A/S - ADR	59,495	554,494
		872,740
Financials - 9.2%
Asset Management - 0.6%
Affiliated Managers Group, Inc.	1,041	315,267
Brookfield Corporation	13,513	616,058
UBS Group AG	13,568	638,781
Victory Capital Holdings, Inc. - Class A	1,599	135,195
		1,705,301
Banking - 5.1%
Ameris Bancorp	1,422	119,889
Banco Bilbao Vizcaya Argentaria S.A. - ADR	27,750	649,073
Banco Santander S.A. - ADR	56,737	708,078
Bank of America Corporation	8,268	426,629
Bank of Montreal	4,003	648,526
Bank of Nova Scotia (The)	7,748	620,227
Barclays plc - ADR	26,374	646,954
BNP Paribas S.A. - ADR	10,992	590,820
Citigroup, Inc.	6,805	856,750
Commonwealth Bank of Australia - ADR	2,723	318,999
DBS Group Holdings Ltd. - ADR	3,052	598,558
Fifth Third Bancorp	2,961	147,843
First Horizon Corporation	16,296	394,852

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Banking - 5.1% (Continued)
HSBC Holdings plc - ADR	7,194	$674,366
Intesa Sanpaolo S.p.A. - ADR	14,792	597,893
JPMorgan Chase & Company	3,544	1,060,755
Lloyds Banking Group plc - ADR	112,454	615,123
Mitsubishi UFJ Financial Group, Inc. - ADR	34,134	638,647
Mizuho Financial Group, Inc. - ADR	77,437	694,610
National Australia Bank Ltd. - ADR	21,206	284,372
Royal Bank of Canada	3,396	643,644
Sumitomo Mitsui Financial Group, Inc. - ADR	27,633	607,097
Toronto-Dominion Bank (The)	6,226	707,149
US Bancorp	5,817	319,062
		13,569,916
Institutional Financial Services - 1.6%
Bank of New York Mellon Corporation (The)	2,616	364,749
BlackRock, Inc.	261	273,236
Deutsche Boerse AG - ADR	19,477	561,132
Goldman Sachs Group, Inc. (The)	776	795,835
Hong Kong Exchanges and Clearing Ltd. - ADR	5,217	266,536
Interactive Brokers Group, Inc. - Class A	8,412	731,592
Morgan Stanley	3,816	793,728
StoneX Group, Inc. (a)	2,638	299,017
Virtu Financial, Inc. - Class A	4,441	222,716
		4,308,541
Insurance - 1.7%
AIA Group Ltd. - ADR	12,898	542,490
Allianz SE - ADR	28,026	1,241,271
AXA S.A. - ADR	12,577	579,171
Hanover Insurance Group, Inc. (The)	1,099	204,634
Jackson Financial, Inc. - Class A	2,338	241,071
Sompo Holdings, Inc. - ADR	31,736	587,433
Sony Financial Group, Inc. - ADR	3,712	16,036
Tokio Marine Holdings, Inc. - ADR	13,826	614,013
Unum Group	4,325	359,970
		4,386,089

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Specialty Finance - 0.2%
Annaly Capital Management, Inc.	9,831	$214,807
FirstCash Holdings, Inc.	939	206,496
		421,303
Health Care - 5.2%
Biotech & Pharma - 4.6%
Amgen, Inc.	713	240,131
Arrowhead Pharmaceuticals, Inc. (a)	6,963	542,487
AstraZeneca plc	1,733	321,766
Bristol-Myers Squibb Company	7,866	449,778
Elanco Animal Health, Inc. (a)	9,011	214,912
Eli Lilly & Company	1,894	2,092,870
Exelixis, Inc. (a)	8,786	443,517
Gilead Sciences, Inc.	1,592	214,013
GSK plc - ADR	6,196	313,146
Indivior Pharmaceuticals, Inc. (a)	8,055	290,141
Johnson & Johnson	10,456	2,356,050
Krystal Biotech, Inc. (a)	1,155	356,930
Ligand Pharmaceuticals, Inc. (a)	551	127,810
Merck & Company, Inc.	10,082	1,196,935
Novartis AG - ADR	4,150	623,205
Pfizer, Inc.	7,109	186,114
Protagonist Therapeutics, Inc. (a)	1,514	150,734
PTC Therapeutics, Inc. (a)	2,681	197,992
Roche Holding AG - ADR	12,314	645,254
Roivant Sciences Ltd. (a)	20,949	628,261
TG Therapeutics, Inc. (a)	5,192	196,984
United Therapeutics Corporation (a)	958	533,434
		12,322,464
Health Care Facilities & Services - 0.5%
BrightSpring Health Services, Inc. (a)	4,830	297,914
CVS Health Corporation	4,234	385,209
UnitedHealth Group, Inc.	1,276	485,276
		1,168,399

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Health Care - 5.2% (Continued)
Medical Equipment & Devices - 0.1%
Penumbra, Inc. (a)	832	$264,826

Industrials - 11.6%
Aerospace & Defense - 2.1%
ATI, Inc. (a)	4,897	857,759
BAE Systems plc - ADR	2,972	324,869
Boeing Company (The) (a)	1,894	437,798
Curtiss-Wright Corporation	1,630	1,218,604
Mercury Systems, Inc. (a)	974	108,796
Rocket Lab Corporation (a)	3,571	512,367
Rolls-Royce Holdings plc - ADR	36,570	656,432
RTX Corporation	1,640	294,642
Woodward, Inc.	3,243	1,135,147
		5,546,414
Commercial Support Services - 0.3%
Aramark	6,391	341,152
Recruit Holdings Company Ltd. - ADR	25,040	335,536
		676,688
Diversified Industrials - 0.9%
General Electric Company	2,270	734,935
Hitachi Ltd. - ADR	18,885	612,818
Honeywell International, Inc.	1,622	385,809
Siemens AG - ADR	4,124	646,767
		2,380,329
Electrical Equipment - 2.3%
ABB Ltd. - ADR	6,099	651,007
Advanced Energy Industries, Inc.	1,554	469,588
BWX Technologies, Inc.	1,743	341,419
GE Vernova, Inc.	887	858,900
Johnson Controls International plc	4,079	546,831
Nextpower, Inc. - Class A (a)	5,164	807,649
nVent Electric plc	5,206	869,350
Powell Industries, Inc.	744	211,608
Schneider Electric SE - ADR	9,263	582,643

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Industrials - 11.6% (Continued)
Electrical Equipment - 2.3% (Continued)
Siemens Energy AG - ADR	3,945	$742,804
		6,081,799
Engineering & Construction - 2.5%
Comfort Systems USA, Inc.	1,401	2,561,322
Dycom Industries, Inc. (a)	1,000	510,000
EMCOR Group, Inc.	777	642,439
Everus Construction Group, Inc. (a)	2,531	376,537
Frontdoor, Inc. (a)	2,846	176,651
Granite Construction, Inc.	1,832	250,691
MasTec, Inc. (a)	1,990	752,956
MYR Group, Inc. (a)	498	231,600
Primoris Services Corporation	2,090	262,880
Sterling Infrastructure, Inc. (a)	1,190	1,024,400
		6,789,476
Industrial Intermediate Products - 0.6%
AZZ, Inc.	1,142	154,753
EnPro, Inc.	587	180,203
Mueller Industries, Inc.	5,169	664,733
RBC Bearings, Inc. (a)	865	494,745
		1,494,434
Industrial Support Services - 0.5%
API Group Corporation (a)	7,791	319,431
Applied Industrial Technologies, Inc.	812	246,694
RB Global, Inc.	2,290	243,542
WESCO International, Inc.	1,248	450,740
		1,260,407
Machinery - 1.1%
Caterpillar, Inc.	1,958	1,714,953
Deere & Company	304	164,823
ESCO Technologies, Inc.	1,191	347,653
Lincoln Electric Holdings, Inc.	1,336	345,343
Valmont Industries, Inc.	409	212,602
Watts Water Technologies, Inc. - Class A	692	213,814
		2,999,188

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Industrials - 11.6% (Continued)
Transportation & Logistics - 1.1%
Canadian National Railway Company	5,410	$641,355
Canadian Pacific Kansas City Ltd.	6,717	599,962
Deutsche Post AG - ADR	21,789	644,301
FedEx Corporation	901	370,987
Ryder System, Inc.	943	236,552
Union Pacific Corporation	2,049	538,149
		3,031,306
Transportation Equipment - 0.2%
Volvo AB - B Shares - ADR	17,341	607,109

Materials - 2.5%
Chemicals - 0.7%
Linde plc	3,001	1,493,568
Sensient Technologies Corporation	1,849	210,508
Solstice Advanced Materials, Inc.	3,125	263,219
		1,967,295
Metals & Mining - 1.5%
Alcoa Corporation	5,470	424,691
BHP Group Ltd. - ADR	8,395	746,400
Century Aluminum Company (a)	1,298	85,629
Hecla Mining Company	17,694	314,422
MP Materials Corporation (a)	4,504	291,409
Rio Tinto plc - ADR	7,328	779,626
Royal Gold, Inc.	1,853	415,961
Sumitomo Metal Mining Company Ltd. - ADR	67,174	947,825
		4,005,963
Steel - 0.3%
Carpenter Technology Corporation	1,215	569,810
Commercial Metals Company	3,174	241,383
		811,193
Real Estate - 9.1%
REITs - 9.1%
American Healthcare REIT, Inc.	7,976	389,947
AvalonBay Communities, Inc.	2,713	495,150
CareTrust REIT, Inc.	8,385	342,276

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Real Estate - 9.1% (Continued)
REITs - 9.1% (Continued)
Crown Castle, Inc.	7,561	$691,831
Digital Realty Trust, Inc.	8,334	1,583,460
EastGroup Properties, Inc.	1,804	364,246
Equinix, Inc.	2,242	2,394,546
Equity Residential	12,343	807,849
Essex Property Trust, Inc.	2,309	629,526
Extra Space Storage, Inc.	3,494	504,219
Federal Realty Investment Trust	2,897	346,568
Host Hotels & Resorts, Inc.	21,713	498,965
Invitation Homes, Inc.	22,546	659,470
Iron Mountain, Inc.	7,742	992,912
Kimco Realty Corporation	21,755	523,860
Lamar Advertising Company - Class A	3,110	474,151
Mid-America Apartment Communities, Inc.	2,448	315,963
Omega Healthcare Investors, Inc.	7,674	358,836
Prologis, Inc.	17,388	2,494,656
Public Storage	4,889	1,484,740
Realty Income Corporation	22,198	1,360,293
Regency Centers Corporation	5,674	438,884
SBA Communications Corporation	3,623	736,049
Simon Property Group, Inc.	8,287	1,698,089
Ventas, Inc.	11,624	981,298
Welltower, Inc.	10,808	2,219,207
WP Carey, Inc.	6,318	470,186
		24,257,177
Technology - 26.4%
Semiconductors - 15.5%
ACM Research, Inc. - Class A (a)	1,810	156,674
Advanced Micro Devices, Inc. (a)	4,048	2,089,173
Advantest Corporation - ADR	3,775	625,329
Aehr Test Systems (a)	2,660	245,598
Amkor Technology, Inc.	3,426	238,313
Applied Materials, Inc.	2,553	1,149,003
ASML Holding N.V.	498	803,154
AXT, Inc. (a)	2,199	226,849

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Technology - 26.4% (Continued)
Semiconductors - 15.5% (Continued)
Broadcom, Inc.	11,909	$5,320,584
Coherent Corporation (a)	708	255,921
FormFactor, Inc. (a)	2,724	339,383
Intel Corporation (a)	12,051	1,382,009
Lam Research Corporation	3,896	1,239,629
MACOM Technology Solutions Holdings, Inc. (a)	1,292	471,115
Marvell Technology, Inc.	1,302	266,910
MaxLinear, Inc. (a)	2,736	254,256
Micron Technology, Inc.	3,492	3,390,732
MKS, Inc.	1,998	647,871
Monolithic Power Systems, Inc.	167	261,557
NVIDIA Corporation	75,214	15,880,684
NXP Semiconductors N.V.	813	261,257
Penguin Solutions, Inc. (a)	5,043	281,551
QUALCOMM, Inc.	2,730	685,285
Rambus, Inc. (a)	2,192	318,848
Sandisk Corporation (a)	847	1,435,648
Semtech Corporation (a)	2,610	398,129
SiTime Corporation (a)	500	355,100
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,606	672,031
Texas Instruments, Inc.	2,650	810,052
Tokyo Electron Ltd. - ADR	4,209	715,193
		41,177,838
Software - 0.8%
Nebius Group N.V. - Class A (a)	1,190	274,997
Oracle Corporation	2,035	459,463
Twilio, Inc. - Class A (a)	6,930	1,321,135
		2,055,595
Technology Hardware - 9.8%
Apple, Inc.	47,950	14,963,277
Applied Optoelectronics, Inc. (a)	1,532	242,684
Arista Networks, Inc. (a)	1,729	275,724
Ciena Corporation (a)	2,316	1,343,813
Cisco Systems, Inc.	10,009	1,205,284
Fabrinet (a)	1,444	944,607

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Technology - 26.4% (Continued)
Technology Hardware - 9.8% (Continued)
Flex Ltd. (a)	12,039	$1,815,240
Lumentum Holdings, Inc. (a)	1,479	1,264,486
Plexus Corporation (a)	904	242,597
Sanmina Corporation (a)	1,579	410,114
Seagate Technology Holdings plc	610	536,678
TD SYNNEX Corporation	1,595	416,742
TTM Technologies, Inc. (a)	5,202	903,691
Viasat, Inc. (a)	6,114	492,911
Viavi Solutions, Inc. (a)	12,442	604,183
Western Digital Corporation	1,000	531,210
		26,193,241
Technology Services - 0.3%
Visa, Inc. - Class A	2,129	694,820

Utilities - 1.6%
Electric Utilities - 1.6%
Duke Energy Corporation	1,060	130,094
Enel S.p.A. - ADR	51,233	573,810
Iberdrola S.A. - ADR	5,829	529,098
IDACORP, Inc.	1,664	233,409
National Grid plc - ADR	6,786	553,263
NextEra Energy, Inc.	5,446	473,856
Ormat Technologies, Inc.	2,512	344,722
Southern Company (The)	4,290	394,895
Talen Energy Corporation (a)	2,315	895,442
TXNM Energy, Inc.	2,683	158,860
		4,287,449

Total Common Stocks (Cost $170,476,737)		$221,210,945

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 16.4%	Shares	Value
Chesapeake Trend-Following Fixed Income ETF (a)	50,000	$991,985
ClearShares Ultra-Short Maturity ETF	32,666	3,267,743
Direxion Daily S&P 500 Bull 3X ETF	30,267	8,615,502
Global X MSCI Greece ETF	4,382	325,845
iShares Gold Trust (a)	71,732	6,132,369
iShares MSCI Brazil ETF	30,405	1,091,844
iShares MSCI Chile ETF	39,467	1,656,825
iShares MSCI Hong Kong ETF	32,516	751,445
iShares MSCI Malaysia ETF	9,309	265,958
iShares MSCI Mexico ETF	14,699	1,152,843
iShares MSCI Peru and Global Exposure ETF	2,533	217,255
iShares MSCI Poland ETF	8,554	346,522
iShares MSCI South Africa ETF	7,795	541,051
iShares MSCI South Korea ETF	38,257	7,874,438
iShares MSCI Taiwan ETF	35,466	3,645,195
iShares MSCI Thailand ETF	16,718	1,228,104
iShares MSCI Turkey ETF	4,863	185,767
Roundhill Memory ETF (a)	21,712	1,372,198
Xtrackers Harvest CSI 300 China A-Shares ETF	107,380	3,862,459
Total Exchange-Traded Funds (Cost $29,645,226)		$43,525,348

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.48% (b)(c)	169,674	$169,674
First American Government Obligations Fund - Class X, 3.55% (c)	999,947	999,947
Total Money Market Funds (Cost $1,169,621)		$1,169,621

Investments at Value - 99.9% (Cost $201,291,584)		$265,905,914

Other Assets in Excess of Liabilities - 0.1%		137,476

Net Assets - 100.0%		$266,043,390

(a)	Non-income producing security.

(b)	This security is held as collateral for derivative transactions.

(c)	The rate shown is the 7-day effective yield as of May 31, 2026.

A/S	- Aktieselskab

AB	- Aktiebolag

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

ASA	- Aksjeselskop

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

S.A.	- Societe Anonyme

SE	- Societe Europaea

S.p.A.	- Societa per azioni